Revenues - Schedule of Performance Obligations (Details) bbl in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer bbl	Dec. 31, 2020 customer	Dec. 31, 2019 customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, number of significant customers | customer		0	0
Shell | Revenue Benchmark | Customer Concentration Risk
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, percentage of total revenues	13.00%
Variable Interest Entity
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Concentration risk, number of significant customers | customer	2
Variable Interest Entity | Third-Party Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation revenues | $	$ 33,803
Refined Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, sale of refined product barrels | bbl	38,264
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Variable Interest Entity | Third-Party Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation revenues | $	$ 11,770
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Refined Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, sale of refined product barrels | bbl	13,771
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Variable Interest Entity | Third-Party Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation revenues | $	$ 9,676
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Refined Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, sale of refined product barrels | bbl	12,795
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Variable Interest Entity | Third-Party Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation revenues | $	$ 9,676
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Refined Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, sale of refined product barrels | bbl	11,697
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Variable Interest Entity | Third-Party Customer
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation revenues | $	$ 2,681
Satisfaction period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Refined Product
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, sale of refined product barrels | bbl	1
Satisfaction period	1 year